Schedule of Maturity Analysis of Lease Liabilities (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	₪ 25,281
Current maturities of lease liability	4,640
Long-term lease liability	20,641	₪ 23,102
Payments of lease liabilities	4,713
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	4,640
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	12,133
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	₪ 8,508